PROPERTY AND EQUIPMENT (Detail Textuals) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
Property And Equipment Details Narrative
Depreciation	$ 1,885		$ 2,614